11. INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Taxes
INCOME TAXES

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible profits. At December 31, 2014 and 2013, the Company established valuation allowances equal to the full amount of its deferred tax assets due to the uncertainty of the utilization of the net operating losses in future periods.

	2014	2013

Deferred tax assets:
Net operating loss carryforwards	$1,083,064	$466,161
Allowance for doubtful accounts	39,834	159,338
Intangible assets	310,548	141,730
Investment in KannaLife Sciences	–	123,787
Stock-based compensation	128,703	–
Other	33,596	113,399
	1,595,745	1,004,415

Deferred tax liabilities:
Property and equipment	(85,217)	(43,658)
Total deferred tax assets	1,510,528	960,757
Valuation allowance	(1,510,528)	(960,757)
Net deferred tax assets	$–	$–

The valuation allowance increased $549,771 and $910,281 for years ended December 31, 2014 and 2013, respectively.

At December 31, 2014, the Company has Federal and state net operating loss (“NOL”) carryforwards of approximately $2,753,000 and $2,522,000, respectively, which are available to offset future taxable income and which begin to expire in 2023. These loss carryforwards will likely be further limited pursuant to Internal Revenue Code Section 382 due to the change in control.

The differences between the expected income tax benefit and the actual recorded income tax benefit computed using a statutory federal rate of 34% is as follows for the years ended December 31,

	2014	2013

Income tax benefit at statutory rate	$(444,442)	$(782,067)
State taxes	(94,475)	(132,094)
Stock-based compensation	2,293,891	–
Investment in KannaLife Sciences	(2,567,000)	–
Amortization of discount on convertible note	200,421	3,880
Permanent differences	(8,114)	–
Other	69,948	–
Change in valuation allowance	549,771	910,281
Total provision	$–	$–